Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
7. Earnings per share
	2025	2024	2023

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	13 984	11 941	8 568

- Discontinued operations			6 282

Net income attributable to shareholders of Novartis AG (USD millions)	13 984	11 941	14 850

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	1 939	2 018	2 077

Adjustment for assumed exercise of equity-settled compensation plans	16	17	15

Weighted average number of shares in diluted earnings per share	1 955	2 035	2 092

Basic earnings per share (USD)
- Continuing operations	7.21	5.92	4.13

- Discontinued operations			3.02

Total basic earnings per share (USD)	7.21	5.92	7.15

Diluted earnings per share (USD)
- Continuing operations	7.15	5.87	4.10

- Discontinued operations			3.00

Total diluted earnings per share (USD)	7.15	5.87	7.10

Basic earnings per share (EPS) is calculated by dividing net income attributable to shareholders of Novartis AG by the weighted average number of shares outstanding in a reporting period. This calculation excludes the average number of issued shares purchased by the Company and held as treasury shares.
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of dilutive equity-settled compensation plans.
In 2025, 2024 and 2023, no equity-settled compensation plans were excluded from the calculation of diluted EPS, as all were dilutive.